Note 20 - Selected Quarterly Financial Data (Unaudited) (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited) [Abstract]
Total interest income	$ 7,055	$ 6,911	$ 6,919	$ 6,989	$ 7,043	$ 7,174	$ 6,947	$ 7,014
Total interest expense	1,005	999	1,033	1,033	1,136	1,328	1,357	1,429	4,070	5,250	6,447
Net interest income	6,050	5,912	5,886	5,956	5,907	5,846	5,590	5,585	23,804	22,928	22,299
Provision for loan losses		70	120	180	(570)	153	300	313	370	196	2,168
Net interest income after provision for loan losses	6,050	5,842	5,766	5,776	6,477	5,693	5,290	5,272	23,434	22,732	20,131
Total noninterest income	1,026	990	857	715	650	808	819	868	3,588	3,145	3,451
Total noninterest expense	4,638	4,385	4,598	4,229	4,806	4,115	3,948	4,001	17,850	16,870	15,639
Income before income taxes	2,438	2,447	2,025	2,262	2,321	2,386	2,161	2,139	9,172	9,007	7,943
Income taxes	550	529	414	499	500	521	476	482	1,992	1,979	1,662
Net income	$ 1,888	$ 1,918	$ 1,611	$ 1,763	$ 1,821	$ 1,865	$ 1,685	$ 1,657	$ 7,180	$ 7,028	$ 6,281
Net income
Basic (in Dollars per share)	$ 0.92	$ 0.94	$ 0.79	$ 0.87	$ 0.90	$ 0.92	$ 0.82	$ 0.84	$ 3.52	$ 3.48	$ 3.29
Diluted (in Dollars per share)	$ 0.92	$ 0.93	$ 0.79	$ 0.86	$ 0.90	$ 0.92	$ 0.82	$ 0.83	$ 3.50	$ 3.47	$ 3.28
Average shares outstanding:
Basic (in Shares)	2,049,536	2,044,124	2,038,026	2,033,480	2,027,680	2,022,490	2,017,264	1,999,645	2,041,635	2,016,862	1,911,960
Diluted (in Shares)	2,059,561	2,052,012	2,044,564	2,039,515	2,032,611	2,029,420	2,023,961	2,010,292	2,049,506	2,024,040	1,916,932